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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2011

Check here if Amendment [_]; Amendment Number:
                                               ------------

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Good Harbor Financial, LLC
Address:  101 North Wacker Drive, Suite 2004
          Chicago IL 60606

Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    /s/ Neil Peplinski
         -------------------------
Title:   Managing Partner
         -------------------------
Phone:   312-612-2245
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Signature, Place, and Date of Signing:

/s/ Neil Peplinski              Chicago, IL               February 17, 2012
----------------------------    ----------------------    -------------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
28- N/A                    N/A
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  646,044
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number      Name
1    28-                       Cedar Capital Advisors, LLC
        ---------------------

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
  ---------     -------------- --------- -------- ------------------ ---------- -------- ----------------
                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------  -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ISHARES TR      BARCLYS 3-7 YR 464288661 258,070  2,114,631 SH        DEFINED      1     SOLE
ISHARES TR      BARCLYS 1-3 YR 464287457 256,297  3,033,096 SH        DEFINED      1     SOLE
PROSHARES TR    ULTR 7-10 TREA 74347R180 131,677  1,237,564 SH        DEFINED      1     SOLE